Shareholder Report, Line Graph (Details) LMA0100_ClearBridge Growth Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 18,767	$ 15,936	$ 13,791	$ 12,951	$ 17,463	$ 13,224	$ 11,687	$ 12,822	$ 11,263	$ 10,000	$ 19,664
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	33,220	28,677	22,734	19,810	22,845	17,171	14,139	13,956	11,606	10,000	$ 39,898
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell Midcap Growth Index
Accumulated Value	$ 31,606	$ 25,000	$ 20,997	$ 18,581	$ 25,346	$ 18,751	$ 15,176	$ 14,322	$ 11,452	$ 10,000	$ 31,238